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                                                                    [LOGO]
                                                                    THE HARTFORD





May 3, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

Re:    First Fortis Life Insurance Company
       Separate Account A ("Registrant")
       Opportunity Variable Annuity
       File No. 33-71688


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

       1. The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

       2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 5, 2004.

If you have any additional questions, please feel free to contact Sharon Loghmani, Senior Legal Specialist, at (860) 843-5910.


Sincerely,

/s/Tracy Doherty
Tracy Doherty
Paralegal